Shareholder Report, Average Annual Return (Details) 192391_Amplify Video Game Tech ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	115 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Amplify Video Game Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amplify Video Game Leaders ETF NAV
Average Annual Return, Percent	45.88%	8.41%	16.43%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	16.47%	15.56%